Partly-owned Subsidiaries with Material Non-controlling Interests	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Partly-owned Subsidiaries with Material Non-controlling Interests
44	PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Details of the Group’s subsidiaries that have material
non-controlling
interests are set out below:

	2019	2018
Percentage of equity interest held by non-controlling interests:
CEA Jiangsu	37.44%	37.44%
CEA Yunnan	9.64%	9.64%
CEA Wuhan	40.00%	40.00%

	2019 RMB million	2018 RMB million
Profit for the year allocated to non-controlling interests:
CEA Jiangsu	115	114
CEA Yunnan	50	33
CEA Wuhan	128	88

Dividends paid to non-controlling interests of CEA Jiangsu	37	56
Dividends paid to non-controlling interests of CEA Wuhan	45	—

Accumulated balances of non-controlling interests at the reporting date:
CEA Jiangsu	1,445	1,471
CEA Yunnan	704	674
CEA Wuhan	1,511	1,483

The following tables illustrate the summarized financial information of the above subsidiaries. The amounts disclosed are before any inter-company eliminations:

	CEA Jiangsu RMB million	CEA Yunnan RMB million	CEA Wuhan RMB million
2019
Revenue	9,774	11,634	4,743
Total expenses	9,466	11,110	4,424
Profit for the year	308	524	319
Total comprehensive income for the year	309	524	328

Current assets	1,116	575	369
Non-current assets	12,620	19,210	7,917
Current liabilities	2,486	3,623	1,611
Non-current liabilities	7,390	8,859	2,897

Net cash flows from operating activities	1,930	2,457	885
Net cash flows used in investing activities	(16)	(425)	(222)
Net cash flows used in financing activities	(1,874)	(2,031)	(666)
Effect of foreign exchange rate changes, net	—	—	—

Net increase/ (decrease) in cash and cash equivalents	40	1	(3)

	CEA Jiangsu RMB million	CEA Yunnan RMB million	CEA Wuhan RMB million
2018
Revenue	9,313	10,523	4,559
Total expenses	9,008	10,183	4,340
Profit for the year	305	340	219
Total comprehensive income for the year	297	340	217

Current assets	1,338	379	237
Non-current assets	9,460	16,018	7,048
Current liabilities	2,116	3,213	1,634
Non-current liabilities	4,753	6,196	1,944

Net cash flows from operating activities	1,036	3,686	775
Net cash flows used in investing activities	(37)	(592)	(534)
Net cash flows used in financing activities	(991)	(3,099)	(243)
Effect of foreign exchange rate changes, net	—	—	—

Net increase/ (decrease) in cash and cash equivalents	8	(5)	(2)